Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
January 31, 2025
IVE-NPRT1-0425
1.9885310.107
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 6.0%
Financials - 2.6%
Capital Markets - 1.4%
Macquarie Group Ltd	17,587	2,641,550
Insurance - 1.2%
QBE Insurance Group Ltd	181,517	2,370,852
TOTAL FINANCIALS		5,012,402

Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Brambles Ltd	55,739	688,391
Materials - 3.0%
Metals & Mining - 3.0%
BHP Group Ltd	90,799	2,262,603
Glencore PLC	360,153	1,568,516
Rio Tinto PLC	31,776	1,931,127
		5,762,246
TOTAL AUSTRALIA		11,463,039
CANADA - 10.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc Class B	21,984	605,973
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	55,298	1,685,764
Suncor Energy Inc	43,841	1,650,716
		3,336,480
Financials - 3.9%
Banks - 2.1%
Bank of Nova Scotia/The	36,831	1,891,078
Toronto Dominion Bank	36,829	2,108,401
		3,999,479
Insurance - 1.8%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,231	1,662,804
Manulife Financial Corp	62,112	1,863,896
		3,526,700
TOTAL FINANCIALS		7,526,179

Industrials - 1.6%
Ground Transportation - 0.9%
Canadian National Railway Co	15,519	1,626,856
Passenger Airlines - 0.7%
Air Canada (b)	105,006	1,421,832
TOTAL INDUSTRIALS		3,048,688

Information Technology - 1.2%
IT Services - 1.2%
CGI Inc Class A	18,944	2,241,102
Materials - 1.3%
Chemicals - 1.3%
Nutrien Ltd	48,327	2,503,027
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	729	133,044
Utilities - 0.4%
Electric Utilities - 0.4%
Fortis Inc/Canada	15,768	673,944
TOTAL CANADA		20,068,437
CHINA - 0.8%
Consumer Staples - 0.8%
Food Products - 0.8%
Wilmar International Ltd	641,600	1,477,010
DENMARK - 2.2%
Health Care - 1.5%
Pharmaceuticals - 1.5%
Novo Nordisk A/S Series B	34,650	2,931,507
Industrials - 0.7%
Marine Transportation - 0.7%
AP Moller - Maersk A/S Series B	940	1,393,985
TOTAL DENMARK		4,325,492
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj	259,579	1,225,232
FRANCE - 11.0%
Consumer Discretionary - 1.7%
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	4,436	3,244,151
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Carrefour SA	140,736	2,002,876
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	27,812	1,630,346
Financials - 2.2%
Banks - 2.2%
BNP Paribas SA	29,153	1,991,710
Societe Generale SA Series A	61,820	2,008,281
		3,999,991
Industrials - 2.5%
Building Products - 1.1%
Cie de Saint-Gobain SA	20,109	1,893,512
Construction & Engineering - 0.9%
Vinci SA	16,159	1,755,400
Professional Services - 0.5%
Teleperformance SE	10,669	1,005,285
TOTAL INDUSTRIALS		4,654,197

Information Technology - 0.9%
IT Services - 0.9%
Alten SA	8,028	744,837
Capgemini SE	5,735	1,048,982
		1,793,819
Real Estate - 0.7%
Retail REITs - 0.7%
Klepierre SA	45,707	1,363,672
Utilities - 1.2%
Multi-Utilities - 1.2%
Engie SA	143,536	2,374,722
TOTAL FRANCE		21,063,774
GERMANY - 8.7%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Deutsche Telekom AG	81,557	2,742,716
Consumer Discretionary - 1.7%
Automobiles - 1.7%
Bayerische Motoren Werke AG	18,281	1,493,715
Mercedes-Benz Group AG	28,654	1,755,066
		3,248,781
Financials - 2.6%
Capital Markets - 1.1%
Barlatier SA	105,187	2,071,035
Insurance - 1.5%
Allianz SE	8,504	2,779,401
TOTAL FINANCIALS		4,850,436

Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius Medical Care AG	16,432	820,614
Fresenius SE & Co KGaA (b)	19,736	758,497
		1,579,111
Industrials - 1.6%
Machinery - 1.6%
Daimler Truck Holding AG	70,784	3,138,337
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Infineon Technologies AG	37,226	1,240,474
TOTAL GERMANY		16,799,855
HONG KONG - 2.2%
Financials - 1.9%
Capital Markets - 1.9%
Hong Kong Exchanges & Clearing Ltd	90,100	3,492,248
Real Estate - 0.3%
Retail REITs - 0.3%
Link REIT	161,755	666,402
TOTAL HONG KONG		4,158,650
ITALY - 1.3%
Financials - 1.3%
Banks - 1.3%
UniCredit SpA	52,045	2,403,272
JAPAN - 22.5%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
KDDI Corp	90,000	3,014,143
Consumer Discretionary - 4.3%
Automobiles - 1.4%
Mazda Motor Corp	180,800	1,244,058
Subaru Corp	87,200	1,531,702
		2,775,760
Household Durables - 2.9%
Panasonic Holdings Corp	221,800	2,287,469
Sony Group Corp	147,400	3,274,498
		5,561,967
TOTAL CONSUMER DISCRETIONARY		8,337,727

Consumer Staples - 1.1%
Tobacco - 1.1%
Japan Tobacco Inc	85,800	2,201,378
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	67,200	811,521
Financials - 3.3%
Capital Markets - 1.2%
SBI Holdings Inc	78,500	2,282,761
Financial Services - 1.0%
ORIX Corp	94,500	2,012,053
Insurance - 1.1%
Ms&Ad Insurance Group Holdings Inc	97,600	2,047,804
TOTAL FINANCIALS		6,342,618

Health Care - 1.5%
Pharmaceuticals - 1.5%
Ono Pharmaceutical Co Ltd	114,500	1,192,693
Shionogi & Co Ltd	119,000	1,759,832
		2,952,525
Industrials - 5.1%
Machinery - 1.0%
Komatsu Ltd	59,000	1,804,482
Trading Companies & Distributors - 4.1%
Marubeni Corp	93,000	1,392,147
Mitsubishi Corp	105,900	1,702,538
Mitsui & Co Ltd	88,700	1,767,700
Sumitomo Corp	67,600	1,468,559
Toyota Tsusho Corp	81,300	1,386,326
		7,717,270
TOTAL INDUSTRIALS		9,521,752

Information Technology - 2.9%
IT Services - 1.1%
NEC Corp	20,400	2,045,269
Semiconductors & Semiconductor Equipment - 1.8%
Renesas Electronics Corp	107,400	1,461,708
Tokyo Electron Ltd	12,000	2,030,740
		3,492,448
TOTAL INFORMATION TECHNOLOGY		5,537,717

Materials - 1.1%
Metals & Mining - 1.1%
Nippon Steel Corp	105,000	2,189,506
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Daiwa House Industry Co Ltd	49,100	1,553,063
Utilities - 0.4%
Electric Utilities - 0.4%
Kansai Electric Power Co Inc/The	70,800	784,583
TOTAL JAPAN		43,246,533
LUXEMBOURG - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA	66,851	1,679,693
NETHERLANDS - 3.9%
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Koninklijke Ahold Delhaize NV	72,384	2,570,430
Industrials - 0.7%
Professional Services - 0.7%
Randstad NV	31,214	1,358,295
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	4,762	3,577,609
TOTAL NETHERLANDS		7,506,334
SINGAPORE - 0.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Genting Singapore Ltd	2,759,400	1,537,185
SPAIN - 2.3%
Financials - 2.3%
Banks - 2.3%
Banco Bilbao Vizcaya Argentaria SA	186,743	2,145,122
Banco Santander SA	434,637	2,242,869

TOTAL SPAIN		4,387,991
SWEDEN - 3.2%
Consumer Staples - 1.0%
Household Products - 1.0%
Essity AB B Shares	77,947	1,979,801
Industrials - 1.5%
Machinery - 1.5%
Volvo AB B Shares	103,063	2,858,163
Materials - 0.7%
Metals & Mining - 0.7%
SSAB AB B Shares	285,976	1,358,078
TOTAL SWEDEN		6,196,042
SWITZERLAND - 2.7%
Financials - 1.7%
Capital Markets - 1.7%
UBS Group AG	92,251	3,285,499
Industrials - 1.0%
Electrical Equipment - 1.0%
ABB Ltd	34,733	1,910,592
TOTAL SWITZERLAND		5,196,091
UNITED KINGDOM - 12.6%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	1,566,109	1,336,491
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Kingfisher PLC	568,338	1,738,636
Consumer Staples - 2.8%
Household Products - 1.4%
Reckitt Benckiser Group PLC	39,605	2,622,957
Tobacco - 1.4%
British American Tobacco PLC	68,250	2,711,185
Financials - 3.4%
Banks - 3.4%
Barclays PLC	471,237	1,739,041
HSBC Holdings PLC	293,596	3,085,179
Standard Chartered PLC	123,959	1,681,955
		6,506,175
Health Care - 1.3%
Pharmaceuticals - 1.3%
Astrazeneca PLC	18,249	2,572,285
Industrials - 2.4%
Aerospace & Defense - 1.0%
BAE Systems PLC	126,705	1,927,033
Industrial Conglomerates - 0.4%
CK Hutchison Holdings Ltd	141,000	709,379
Passenger Airlines - 1.0%
easyJet PLC	296,863	1,887,862
TOTAL INDUSTRIALS		4,524,274

Utilities - 1.1%
Multi-Utilities - 1.1%
Centrica PLC	1,243,170	2,201,199
TOTAL UNITED KINGDOM		24,213,202
UNITED STATES - 7.8%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Stellantis NV (Italy)	103,245	1,391,189
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BP PLC	234,480	1,230,967
Shell PLC	73,350	2,441,213
		3,672,180
Health Care - 5.2%
Biotechnology - 0.6%
CSL Ltd	7,117	1,244,893
Health Care Equipment & Supplies - 0.4%
Alcon AG	8,559	789,119
Pharmaceuticals - 4.2%
GSK PLC	66,985	1,169,413
Novartis AG	22,306	2,347,897
Roche Holding AG	8,116	2,556,220
Sanofi SA	15,964	1,732,557
		7,806,087
TOTAL HEALTH CARE		9,840,099

TOTAL UNITED STATES		14,903,468
TOTAL COMMON STOCKS (Cost $185,298,488)		191,851,300

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $22,946)	4.46	23,000	22,954

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $185,321,434)	191,874,254
NET OTHER ASSETS (LIABILITIES) - 0.2% (c)	378,215
NET ASSETS - 100.0%	192,252,469

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Mar 2025	355,575	14,768	14,768

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Includes $17,701 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,954.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,948	4,253,143	4,273,091	2,007	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,878,624	3,878,624	1,881	-	-	-	-	0.0%
Total	19,948	8,131,767	8,151,715	3,888	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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